Tidal Trust III

234 West Florida Street, Suite 700

Milwaukee, WI 53204

September 11, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the VistaShares ShieldTM S&P 500 Enhanced Protection ETF, VistaShares ShieldTM International Enhanced Protection ETF, VistaShares ShieldTM Emerging Markets Enhanced Protection ETF, VistaShares ShieldTM US Small Cap Enhanced Protection ETF, VistaShares ShieldTM Nasdaq 100 Enhanced Protection ETF, VistaShares ShieldTM Diversified Equity Enhanced Protection ETF, VistaShares ShieldTM Diversified Commodities Enhanced Protection ETF, and VistaShares ShieldTM Diversified Income Enhanced Protection ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 9, 2026, and filed electronically as Post-Effective Amendment No. 203 to the Trust’s Registration Statement on Form N-1A on September 9, 2026.

If you have any questions or require further information, please contact Dianne Descoteaux at (262) 276-0673 or ddescoteaux@tidalfg.com.

Sincerely,

/s/ Dianne Descoteaux
Dianne Descoteaux
Senior Counsel II
Tidal Investments LLC, on behalf of Tidal Trust III